Exhibit 99.2

3097 Satellite Blvd., Ste. 400, Duluth, GA 30096

770.497.9100

14 May 2024

Tricon Residential 2024-SFR2 Trust

c/o Tricon American Homes

One Letterman Drive, Suite CM-300-800

San Francisco, CA 94129-1492

RE: Tricon Residential 2024-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SFR JV-2 LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page | 2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page | 3

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 489 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: ___/s/ Jim Duggan___
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
40610152	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40610154	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40610197	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40610333	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40610343	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40610356	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40610414	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40710329	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40810224	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40810248	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40810288	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40810300	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40810307	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40810354	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910193	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910306	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910344	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910361	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910366	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910393	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910399	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910424	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910430	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910438	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910445	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910458	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910459	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910461	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910463	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910465	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910469	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910473	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910475	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910484	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910485	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910491	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910493	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910498	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910503	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910506	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910508	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 6

40910512	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910515	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910516	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910519	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910523	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910525	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910528	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910538	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910544	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910546	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910547	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910563	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910575	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910588	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910634	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910851	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910852	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910854	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910855	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910856	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910857	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910864	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910865	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910868	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910874	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910877	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910878	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910879	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910880	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910891	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910892	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910898	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910903	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910904	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910907	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910908	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910911	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910912	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910913	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910917	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910918	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910919	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910922	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 7

40910925	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910927	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910928	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910929	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910930	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910931	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910934	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910935	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
40910937	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41110129	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41110130	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41110147	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41110292	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41110295	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41110296	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41110298	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41110299	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41110300	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41110306	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41210156	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41210437	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41210446	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41210462	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41210515	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41210588	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41210592	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41210782	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41210788	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510475	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510493	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510515	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510533	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510544	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510566	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510567	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510578	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510596	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510597	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510602	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510610	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510619	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510624	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510627	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 8

41510629	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510643	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510648	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510652	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510656	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510658	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510659	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510661	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510665	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510668	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510670	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510682	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510689	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510706	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510708	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510724	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510725	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510730	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510744	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510749	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510764	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510772	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510781	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510794	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41510804	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511036	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511037	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511049	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511053	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511061	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511063	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511068	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511079	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511081	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511085	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511089	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511092	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511093	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511108	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511109	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511111	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511125	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41511134	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 9

41511135	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710361	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710423	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710432	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710467	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710483	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710513	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710566	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710581	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710594	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710625	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710631	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710634	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710646	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710654	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710662	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710684	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710686	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710705	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710723	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710725	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710732	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710759	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41710771	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711005	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711018	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711029	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711040	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711044	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711045	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711048	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711086	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711087	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711094	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711099	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41711106	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810674	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810718	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810740	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810744	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810745	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810762	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810766	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 10

41810797	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810800	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810805	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810809	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810824	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810826	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810829	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810832	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810834	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810836	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810842	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810849	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810852	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810854	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810883	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810888	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810890	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810893	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810902	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810903	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810912	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810914	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810917	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810919	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810920	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810925	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810929	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810948	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810953	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810955	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810958	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810963	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810965	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810966	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810970	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810980	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810986	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41810998	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811007	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811008	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811014	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811016	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811018	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 11

41811026	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811032	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811046	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811054	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811055	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811071	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811074	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811079	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811109	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811119	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811159	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811164	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811205	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811430	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811510	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811518	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811528	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811530	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811533	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811543	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811545	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811557	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811563	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811568	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811570	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811571	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811574	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811576	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811579	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811586	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811588	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811589	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811604	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811612	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811619	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811620	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811627	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811629	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811630	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811632	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811638	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811641	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811643	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

Page | 12

41811658	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811659	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811660	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811669	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811672	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811673	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811674	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811681	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811683	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811686	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811692	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811693	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811697	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811698	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811700	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811706	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811707	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811710	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811713	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811714	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41811719	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910218	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910278	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910306	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910320	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910330	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910338	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910346	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910373	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910376	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910378	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910380	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910384	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910392	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910425	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910443	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910449	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910459	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910497	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910749	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
41910758	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210099	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210220	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

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42210241	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210282	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210300	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210312	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210315	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210316	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210320	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210328	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210337	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210339	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210351	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210358	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210367	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210384	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210389	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210402	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210406	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210411	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210413	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210559	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210567	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210573	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210574	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210582	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210584	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210588	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210590	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42210599	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42300002	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42300015	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42300018	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510270	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510274	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510310	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510322	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510324	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510364	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510367	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510372	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510382	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510383	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510398	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510452	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

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42510453	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510457	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510466	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510481	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510482	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510507	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510511	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510521	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510528	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510529	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510536	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510554	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510564	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510614	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510733	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510741	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510746	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510758	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42510759	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610117	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610123	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610159	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610160	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610168	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610169	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610194	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610200	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610201	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610211	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610217	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610219	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610220	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610222	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610230	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610237	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610251	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610258	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610276	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610284	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610297	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610411	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610412	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610415	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

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42610419	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610424	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610426	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610428	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610431	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610439	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610440	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610444	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610446	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610452	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610455	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610462	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610467	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610468	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610471	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42610474	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710343	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710350	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710363	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710373	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710379	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710401	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710404	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710416	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710437	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710443	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710469	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710485	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710561	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710688	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710711	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42710740	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810098	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810169	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810178	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810184	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810187	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810214	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810237	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810271	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810282	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810297	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810415	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

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42810419	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810420	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810425	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810426	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810441	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810460	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810479	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
42810481	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
43110015	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
43110084	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
43110142	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
43110147	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
43110150	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
43110153	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
43110154	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
43110157	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
43110241	XXXXXXXXXX	APPARENT NON-HOA PROPERTY
43110255	XXXXXXXXXX	APPARENT NON-HOA PROPERTY

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